LONG-TERM BORROWINGS DUE TO RELATED PARTY	12 Months Ended
Jun. 30, 2021
LONG-TERM BORROWINGS DUE TO RELATED PARTY
LONG-TERM BORROWINGS DUE TO RELATED PARTY

NOTE 16. LONG-TERM BORROWINGS DUE TO RELATED PARTY

Long-term borrowings due to related party consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Long-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥8,226,599	¥7,406,617	$1,146,916
Less: current portion	(847,346)	(920,066)	(142,472)
Total long-term borrowings due to related party	¥7,379,253	¥6,486,551	$1,004,444

No long-term borrowings due to related party were guaranteed or collateralized at June 30, 2020 and 2021.

Interest expense for long-term borrowings due to related party was ¥ 826,895, ¥763,220 and ¥693,641 ($107,410) for the years ended June 30, 2019, 2020 and 2021, respectively.

The future maturities of long-term borrowings due to related party at June 30, 2021 are as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2022	¥920,066	$142,472
2023	975,474	151,052
2024	1,065,921	165,058
2025	1,164,755	180,363
2026	1,272,753	197,086
Thereafter	2,007,648	310,885
Total	¥7,406,617	$1,146,916